Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) $ in Millions, $ in Millions	Jan. 10, 2022 USD ($)	Apr. 28, 2022 CAD ($)
Series I Medium Term Notes [member]
Disclosure Of Deposits [Line Items]
Face value		$ 850
Interest rate		2.57%
Unsecured subordinated debt [member]
Disclosure Of Deposits [Line Items]
Face value	$ 1,250
Interest rate	3.088%
Maturity date	January 10, 2037
Floating rate reset date	Jan. 10, 2032